Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property Plant and Equipment

Particulars	Land	Building (Owned)	Buildings (Right-of-use) #	Computers	Furniture and Fixtures	Office Equipment	Motor Vehicles	Leasehold Improvements	Capital Work- in-Progress	Total
Cost
Balance as at March 31, 2019	879	529	—	15,914	917	1,952	1,497	6,583	89	28,360
Transition Impact of IFRS 16 #	—	—	24,994	—	—	—	—	—	—	24,994
Balance as at April 1, 2019	879	529	24,994	15,914	917	1,952	1,497	6,583	89	53,354
Acquisitions through business combination (refer note 7)	—	—	945	14	191	93	71	135	—	1,449
Additions #	—	—	3,974	—	—	—	—	—	—	3,974
Additions/Adjustment	—	—	—	1,903	79	319	864	623	5	3,793
Disposals	—	—	—	(1,287)	(15)	(183)	(526)	(100)	—	(2,111)
Effect of movements in foreign exchange rates	(26)	(16)	(1,571)	(1,143)	(79)	(134)	(127)	(499)	(4)	(3,599)
Balance as at March 31, 2020	853	513	28,342	15,401	1,093	2,047	1,779	6,742	90	56,860
Balance as at April 1, 2020	853	513	28,342	15,401	1,093	2,047	1,779	6,742	90	56,860
Additions #	—	—	1,275	—	—	—	—	—	—	1,275
Additions/Adjustment	—	—	—	286	11	46	224	165	(90)	642
Disposals	—	—	(8,061)	(3,062)	(240)	(248)	(379)	(2,024)	—	(14,014)
Effect of movements in foreign exchange rates	39	24	1,972	329	25	28	37	121	—	2,575
Balance as at March 31, 2021	892	537	23,528	12,954	889	1,873	1,661	5,004	—	47,338
Accumulated depreciation
Balance as at April 1, 2019	—	439	—	10,239	390	1,243	815	1,735	—	14,861
Depreciation for the year	—	60	—	2,349	208	332	331	783	—	4,063
Depreciation for the year (Impact of IFRS 16) #	—	—	5,284	—	—	—	—	—	—	5,284
Disposals	—	—	—	(1,201)	(5)	(168)	(499)	(99)	—	(1,972)
Effect of movements in foreign exchange rates	—	(17)	(272)	(762)	(37)	(83)	(48)	(154)	—	(1,373)
Balance as at March 31, 2020	—	482	5,012	10,625	556	1,324	599	2,265	—	20,863
Balance as at April 1, 2020	—	482	5,012	10,625	556	1,324	599	2,265	—	20,863
Depreciation for the year	—	36	—	2,039	198	324	397	1,646	—	4,640
Depreciation for the year (Impact of IFRS 16) #	—	—	4,333	—	—	—	—	—	—	4,333
Disposals	—	—	(1,436)	(2,783)	(203)	(235)	(197)	(1,742)	—	(6,596)
Effect of movements in foreign exchange rates	—	19	1,581	247	13	17	16	46	—	1,939
Balance as at March 31, 2021	—	537	9,490	10,128	564	1,430	815	2,215	—	25,179
Carrying amounts
As at April 1, 2019	879	90	-	5,675	527	709	682	4,848	89	13,499
As at March 31, 2020	853	31	23,330	4,776	537	723	1,180	4,477	90	35,997
As at April 1, 2020	853	31	23,330	4,776	537	723	1,180	4,477	90	35,997
As at March 31, 2021	892	—	14,038	2,826	325	443	846	2,789	—	22,159

#Upon adoption of IFRS 16, the Group has recognised right-of-use assets and lease liabilities and also charged depreciation on these assets.